Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

	2024	2023
Cost	$7,344,532	$6,918,765
Accumulated depreciation	(4,988,359)	(4,580,677)
	$2,356,173	$2,338,088
Rig equipment	2,118,055	2,094,510
Rental equipment	16,066	16,066
Other equipment	5,999	9,236
Vehicles	1,787	2,333
Buildings	43,870	45,827
Assets under construction	133,543	126,872
Land	36,853	43,244
	$2,356,173	$2,338,088

Cost

	Rig Equipment	Rental Equipment	Other Equipment	Vehicles	Buildings	Assets Under Construction	Land	Total
Balance, December 31, 2022	$6,334,462	$96,454	$175,409	$36,002	$114,323	$117,535	$32,586	$6,906,771
Additions	24,158	102	151	—	612	199,937	—	224,960
Acquisitions	118,965	—	1,500	500	8,960	—	11,040	140,965
Disposals	(127,979)	—	(9,681)	(3,058)	(214)	(39)	(10)	(140,981)
Reclassifications	172,300	—	6,038	—	2,038	(180,376)	—	—
Asset decommissioning	(78,367)	—	—	—	—	—	—	(78,367)
Foreign exchange	(119,329)	(75)	(2,988)	(748)	(886)	(10,185)	(372)	(134,583)
Balance, December 31, 2023	6,324,210	96,481	170,429	32,696	124,833	126,872	43,244	6,918,765
Additions	59,650	—	14,516	95	985	141,401	—	216,647
Transferred to assets held for sale	—	—	—	—	—	—	(5,501)	(5,501)
Disposals	(153,166)	—	(17,327)	(3,646)	(3,089)	—	(2,100)	(179,328)
Reclassifications	137,658	—	—	—	—	(137,658)	—	—
Foreign exchange	380,811	279	3,091	1,718	3,912	2,928	1,210	393,949
Balance, December 31, 2024	$6,749,163	$96,760	$170,709	$30,863	$126,641	$133,543	$36,853	$7,344,532

Accumulated Depreciation

	Rig Equipment	Rental Equipment	Other Equipment	Vehicles	Buildings	Assets Under Construction	Land	Total
Balance, December 31, 2022	$4,251,016	$80,477	$163,944	$32,622	$75,374	$—	$—	$4,603,433
Depreciation expense	268,532	12	9,070	924	4,237	—	—	282,775
Disposals	(122,823)	—	(9,681)	(2,788)	(133)	—	—	(135,425)
Asset decommissioning	(68,775)	—	—	—	—	—	—	(68,775)
Foreign exchange	(98,250)	(74)	(2,140)	(395)	(472)	—	—	(101,331)
Balance, December 31, 2023	4,229,700	80,415	161,193	30,363	79,006	—	—	4,580,677
Depreciation expense	276,815	—	14,267	720	4,317	—	—	296,119
Disposals	(141,694)	—	(17,091)	(3,504)	(2,667)	—	—	(164,956)
Foreign exchange	266,287	279	6,341	1,497	2,115	—	—	276,519
Balance, December 31, 2024	$4,631,108	$80,694	$164,710	$29,076	$82,771	$—	$—	$4,988,359